Employee Benefit Plans Estimated Unrecognized Prior Service Cost (Details) $ in Millions	Dec. 31, 2018 USD ($)
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	$ 3
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	3
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	6
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	4
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	$ 4